UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-22554

Vertical Capital Income Fund

(Exact name of registrant as specified in charter)

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Address of principal executive offices)(Zip code)

James Ash, Gemini Fund Services, LLC

17605 Wright Street, Omaha, Nebraska, 68130

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

9/30

Date of reporting period: 3/31/14

Item 1.  Reports to Stockholders.

   Vertical Capital Income Fund

Cusip: 92535C104

VCAPX

Semi-Annual Report

March 31, 2014

Investor Information: 1-866-277-VCIF

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing contained herein is to be considered an offer of sale or solicitation of an offer to buy shares of the Vertical Capital Income Fund.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC

Member FINRA

March 31, 2014

Dear Shareholders:

The first half of our fiscal year has been anything but predictable.  Despite the challenges, the Vertical Capital Income Fund had a six month total return (load waived) of 4.13%, while the Fund’s benchmark, the Barclays Capital Mortgage Backed Securities Index had a total return of 1.16% through March 31, 2014.  Including the maximum load, the Fund had a six month total return of -0.54% through March 31, 2014.  The Fund’s comparatively strong returns are primarily due to the high level of interest income and lower interest rate sensitivity when compared to the benchmark.

Additionally, the Fund produced a total distribution over the six month period of $0.3410. Our current SEC Annual Yield is 4.80% through March 31, 2014.  We continue to see many opportunities to make appropriate purchases that we believe will sustain and potentially enhance distributions in the future.

The period saw a mixture of positive and negative economic activity, highlighted by instability in the emerging market currencies, the Polar Vortex phenomenon, unrest in Ukraine and a changing of the guard at the Federal Reserve.  Additionally, we saw some expected slowing in the housing data, directly due to the rise of interest rates coupled with the new regulatory changes to an already difficult credit market.  We expect the housing market to remain stable; however, there will likely continue to be a high demand of buyers frustrated by the restrictive credit process. This will also be effected by the continued guidance by Fed Chairman Yellen who said after the last Fed policy meeting, “The level of rates I think does matter, and the fact that they’re low now is something that should serve as a stimulus to people coming back into the housing market.”  (Source:  Bloomberg)  She also stated that tapering could end this fall and benchmark interest rates may rise about six months later.

The injection of Federal stimulus dollars has had a positive effect on the Fund in-so-much that it has been helping support historically low interest rates and increased home buying activity, which thereby may lower risk, as increases in home values should increase the value of collateral behind the mortgage notes.  If the increase in collateral values translates to a reduction of risk, it may result in an increase in the value of the notes.  When the Fed does taper off their purchases, we expect that the economic environment will be better stabilized, and therefore any impact to the price of mortgage notes should be minimal.

Thus, the potential for total return generated in the Fund may come in various ways.  As has been mentioned in previous letters, if an individual note is paid-off, either partially, or in full, the discount can be realized prior to maturity.  Additionally, as the unpaid notes simply continue to perform, they may collectively have a positive effect on NAV over time.

Also, the Fund potentially benefits from a low correlation to both equities and fixed income.  As both equities and fixed income have reached historical levels of valuations together, it is our opinion that the natural inverse relationship between both has been challenged.  Thus, as cash remains a low yielding option, investors have been seeking alternatives that demonstrate low correlation to one or both traditional asset classes.  We believe this demand for low correlation will continue into the future.  Of course, there is no guarantee that any investment strategy will achieve its objectives, generate profits or avoid losses.

However, despite the inconsistencies in the world politics, economies, currencies and capital markets, the performance of the Fund has remained positive.  In the Fund, there are currently 477 residential mortgage notes with a total portfolio value of $67,149,706 and represents an outstanding unpaid principal balance of $87,696,776.  The difference between the total portfolio value and the unpaid principal balance represents the “collateral gap,” which is valued at $20,547,070. (Note:  The “collateral gap” in part represents the potential total return of the Fund over time.)

The portfolio is regionally diversified over 42 states.  Since the inception of the Fund, December 31, 2011, we have had 18 notes that paid off at full value, which have realized the discount of the unpaid principal balance sooner.  Additionally, there was a “deed in lieu” that was taken through the property liquidation process and booked as a profit during the quarter.

Finally, the Fund assets under management grew from $39,495,817 on October 1, 2013 to $73,005,892 on March 31, 2014.

Thank you for your investment in the Vertical Capital Income Fund.

Regards,

Gus Altuzarra

Managing Member

Chris Chase

Managing Member

Barclays U.S. MBS Index (mortgage-backed securities) covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA) and Freddie Mac (FHLMC). Investors cannot directly invest in an index, and unmanaged index returns do not reflect any fees, expenses, or sales charges.

2089-NLD-5/15/2014

20 Pacifica, Suite 190, Irvine, CA  92618          866-224-8867

Vertical Capital Income Fund is distributed by Northern Lights Distributors, LLC, member FINRA (finra.org).

Vertical Capital Asset Management, LLC is not affiliated with Northern Lights Distributors, LLC.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2014

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES - 92.0%
$ 317,293	Loan ID 200001	Fixed	6.250%	4/1/2038	$ 214,307
123,827	Loan ID 200003	Balloon	7.250%	9/1/2035	89,564
319,153	Loan ID 200004	Fixed	7.990%	10/1/2036	240,686
169,996	Loan ID 200005	Fixed	4.750%	8/1/2039	140,628
75,445	Loan ID 200006	ARM	7.990%	1/1/2036	57,124
38,104	Loan ID 200007	ARM	6.000%	2/1/2028	26,709
56,013	Loan ID 200008	ARM	3.875%	3/28/2035	33,792
153,059	Loan ID 200009	ARM	3.000%	4/1/2037	82,690
164,546	Loan ID 200010	ARM	3.000%	5/1/2034	94,426
141,375	Loan ID 200011	Fixed	6.850%	6/1/2035	99,773
53,093	Loan ID 200012	ARM	9.800%	7/1/2037	44,860
59,868	Loan ID 200013	Fixed	5.250%	9/1/2040	37,259
82,852	Loan ID 200014	Fixed	3.500%	3/1/2027	74,036
36,583	Loan ID 200015	Fixed	9.000%	8/1/2030	22,496
42,610	Loan ID 200016	ARM	10.375%	1/1/2031	37,971
52,417	Loan ID 200017	ARM	6.375%	8/1/2030	38,230
57,613	Loan ID 200018	Fixed	7.000%	1/1/2033	41,866
65,916	Loan ID 200019	Fixed	4.000%	12/1/2036	39,304
84,119	Loan ID 200020	Fixed	5.630%	7/1/2033	56,777
88,439	Loan ID 200021	ARM	4.000%	10/1/2033	54,891
102,845	Loan ID 200023	Fixed	5.875%	12/1/2050	67,848
104,236	Loan ID 200024	Fixed	7.000%	11/1/2034	75,993
148,655	Loan ID 200025	ARM	3.125%	3/1/2034	84,749
205,980	Loan ID 200026	Fixed	4.250%	1/1/2050	59,387
228,102	Loan ID 200028	Fixed	2.750%	6/1/2050	190,060
232,263	Loan ID 200029	Fixed	3.310%	7/1/2037	128,124
247,782	Loan ID 200030	ARM	5.750%	1/1/2038	161,773
287,901	Loan ID 200031	Fixed	5.000%	1/1/2051	243,437
319,675	Loan ID 200032	Fixed	3.130%	1/1/2051	267,185
433,500	Loan ID 200033	ARM	6.375%	6/1/2036	293,990
459,569	Loan ID 200034	Fixed	2.625%	10/1/2050	249,850
584,677	Loan ID 200035	Fixed	2.000%	11/1/2050	299,391
71,281	Loan ID 200036	Fixed	7.940%	1/12/2034	54,443
172,136	Loan ID 200037	Fixed	7.800%	5/1/2035	129,307
172,195	Loan ID 200038	ARM	6.476%	3/1/2037	116,930
27,926	Loan ID 200039	Fixed	11.500%	11/5/2033	26,259
129,239	Loan ID 200041	Fixed	4.875%	8/1/2039	78,763
43,686	Loan ID 200042	Fixed	7.000%	12/1/2037	31,191
66,763	Loan ID 200043	Fixed	6.125%	7/1/2039	44,305
127,961	Loan ID 200045	Fixed	5.625%	12/1/2038	83,034
43,308	Loan ID 200046	Fixed	8.000%	7/1/2027	35,530
56,151	Loan ID 200048	Fixed	5.500%	8/1/2039	35,523
252,100	Loan ID 200049	Fixed	3.875%	3/1/2042	204,833
176,618	Loan ID 200050	ARM	6.250%	11/1/2050	119,997
89,387	Loan ID 200051	Fixed	6.500%	10/1/2040	61,934

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 92.0%
$ 166,315	Loan ID 200052	Fixed	5.125%	5/1/2040	$ 105,678
61,289	Loan ID 200053	Fixed	3.000%	9/1/2042	50,703
58,721	Loan ID 200054	Fixed	8.250%	3/1/2039	44,991
86,988	Loan ID 200055	Fixed	10.000%	1/5/2036	74,695
285,052	Loan ID 200056	Fixed	7.375%	12/1/2037	208,906
127,883	Loan ID 200057	ARM	2.625%	10/1/2036	104,883
30,180	Loan ID 200058	Fixed	8.100%	11/1/2032	23,440
62,534	Loan ID 200059	Fixed	6.000%	8/1/2039	41,090
37,106	Loan ID 200060	Fixed	5.750%	8/1/2039	23,926
38,936	Loan ID 200061	Fixed	5.750%	7/1/2024	30,006
193,128	Loan ID 200064	Fixed	4.875%	4/1/2034	163,794
28,149	Loan ID 200065	ARM	6.875%	1/1/2037	9,328
156,541	Loan ID 200066	ARM	5.000%	1/1/2037	130,562
698,673	Loan ID 200067	ARM	3.625%	7/1/2037	394,932
263,179	Loan ID 200068	ARM	3.125%	9/1/2037	145,544
142,181	Loan ID 200069	ARM	3.125%	9/1/2037	77,145
120,073	Loan ID 200070	ARM	3.125%	9/1/2037	65,149
96,787	Loan ID 200071	ARM	3.125%	8/1/2037	52,571
237,023	Loan ID 200072	Fixed	5.040%	2/1/2051	135,970
213,169	Loan ID 200073	Fixed	5.210%	2/1/2026	160,327
184,014	Loan ID 200074	Fixed	5.110%	2/1/2031	124,965
219,110	Loan ID 200075	Fixed	4.250%	2/1/2042	124,216
182,815	Loan ID 200076	Fixed	4.250%	12/1/2041	103,840
80,466	Loan ID 200077	Fixed	3.750%	8/1/2042	43,375
38,644	Loan ID 200078	Fixed	7.000%	8/1/2036	35,102
144,253	Loan ID 200079	Fixed	2.000%	8/1/2049	72,028
95,024	Loan ID 200080	ARM	8.250%	5/1/2037	74,122
81,843	Loan ID 200081	Fixed	2.000%	9/1/2037	67,049
71,224	Loan ID 200082	Fixed	2.500%	4/1/2040	37,485
120,298	Loan ID 200083	ARM	3.875%	10/1/2046	94,965
195,712	Loan ID 200084	Fixed	7.000%	3/1/2039	140,742
170,827	Loan ID 200086	Fixed	2.000%	11/1/2050	140,683
231,082	Loan ID 200087	Fixed	4.000%	3/1/2051	135,068
129,377	Loan ID 200088	Fixed	7.000%	6/1/2039	93,039
276,268	Loan ID 200089	Fixed	2.000%	3/1/2052	141,466
75,084	Loan ID 200090	Fixed	2.000%	11/1/2036	61,775
297,902	Loan ID 200091	Fixed	2.000%	11/1/2051	151,183
287,728	Loan ID 200092	Fixed	2.375%	5/1/2036	152,883
145,299	Loan ID 200093	Fixed	3.000%	2/1/2038	119,532
235,140	Loan ID 200094	ARM	2.625%	9/1/2037	192,961
486,762	Loan ID 200095	Fixed	2.000%	4/1/2051	402,997
222,627	Loan ID 200096	ARM	4.375%	8/1/2037	133,134
118,777	Loan ID 200097	ARM	2.625%	6/1/2035	64,039
96,718	Loan ID 200098	ARM	3.375%	9/1/2033	57,567

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 92.0%
$ 85,749	Loan ID 200099	Fixed	2.000%	3/1/2040	$ 43,407
389,137	Loan ID 200100	Fixed	2.000%	7/1/2037	197,236
312,461	Loan ID 200101	ARM	3.000%	7/1/2051	258,041
78,654	Loan ID 200102	Fixed	1.250%	3/1/2040	37,912
110,594	Loan ID 200103	ARM	3.250%	9/1/2034	64,292
58,234	Loan ID 200104	Fixed	2.500%	5/1/2039	48,704
123,862	Loan ID 200105	Fixed	2.000%	12/1/2050	102,592
98,871	Loan ID 200106	Fixed	2.000%	2/1/2052	82,568
335,372	Loan ID 200107	Fixed	2.000%	7/1/2052	169,560
196,759	Loan ID 200108	Fixed	3.000%	6/1/2047	95,266
51,775	Loan ID 200109	ARM	3.000%	4/1/2038	42,557
118,117	Loan ID 200110	Fixed	3.250%	8/1/2039	97,541
190,807	Loan ID 200111	Fixed	4.000%	11/1/2050	111,105
313,836	Loan ID 200112	Fixed	2.000%	9/1/2049	160,288
211,398	Loan ID 200113	ARM	2.870%	7/1/2037	112,674
119,068	Loan ID 200114	Fixed	2.000%	10/1/2051	98,799
272,213	Loan ID 200115	Fixed	2.000%	11/1/2051	135,920
155,860	Loan ID 200116	Fixed	2.000%	3/1/2039	78,801
194,799	Loan ID 200117	ARM	3.125%	8/1/2037	107,841
91,261	Loan ID 200118	ARM	2.625%	6/1/2035	50,115
98,026	Loan ID 200119	ARM	2.625%	10/1/2034	54,321
304,701	Loan ID 200120	Fixed	2.000%	2/1/2051	154,053
104,553	Loan ID 200121	ARM	2.625%	1/1/2035	57,711
152,670	Loan ID 200122	ARM	2.625%	6/1/2035	83,838
460,310	Loan ID 200123	ARM	2.625%	9/1/2037	240,089
147,530	Loan ID 200124	ARM	3.370%	6/1/2037	81,849
320,457	Loan ID 200125	Fixed	2.000%	5/1/2051	263,472
131,752	Loan ID 200126	Fixed	3.000%	8/1/2039	72,148
149,191	Loan ID 200127	Fixed	2.750%	8/1/2039	80,550
53,500	Loan ID 200128	Fixed	2.000%	7/1/2037	43,850
474,581	Loan ID 200129	Fixed	4.625%	3/1/2052	290,172
111,595	Loan ID 200130	Fixed	4.500%	8/1/2042	90,990
40,479	Loan ID 200131	Fixed	3.875%	11/1/2027	36,016
242,782	Loan ID 200133	Fixed	3.490%	1/1/2043	195,558
195,381	Loan ID 200134	Fixed	3.750%	12/1/2042	170,290
130,432	Loan ID 200135	Fixed	4.375%	12/1/2042	108,990
277,137	Loan ID 200136	Fixed	2.875%	10/1/2027	246,196
133,838	Loan ID 200137	Fixed	4.500%	9/1/2042	114,184
138,733	Loan ID 200138	Fixed	3.750%	10/1/2042	115,924
56,436	Loan ID 200139	Fixed	4.625%	5/1/2027	40,081
46,684	Loan ID 200140	Fixed	3.625%	12/1/2027	41,485
84,114	Loan ID 200141	Fixed	4.250%	2/1/2042	68,485
189,620	Loan ID 200142	Fixed	3.300%	1/1/2037	107,086
134,473	Loan ID 200143	Fixed	3.000%	2/1/2037	107,033
559,137	Loan ID 200144	ARM	2.625%	10/1/2036	300,692

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 92.0%
$ 290,668	Loan ID 200145	Fixed	2.000%	8/1/2051	$ 240,648
256,711	Loan ID 200147	ARM	3.125%	9/1/2037	141,967
140,547	Loan ID 200148	ARM	3.125%	9/1/2037	76,258
164,249	Loan ID 200149	ARM	3.125%	9/1/2037	114,013
220,483	Loan ID 200150	ARM	3.125%	9/1/2037	119,630
107,488	Loan ID 200151	ARM	3.125%	8/1/2037	58,384
100,325	Loan ID 200152	ARM	3.125%	9/1/2037	82,779
1,823,735	Loan ID 200153	ARM	2.750%	4/1/2037	1,476,461
102,592	Loan ID 200154	Fixed	5.625%	9/1/2037	66,552
96,128	Loan ID 200155	ARM	3.000%	4/1/2037	80,582
57,172	Loan ID 200156	Fixed	8.130%	9/19/2032	44,559
128,582	Loan ID 200157	Fixed	3.750%	1/1/2043	110,689
167,549	Loan ID 200158	Fixed	3.625%	12/1/2042	145,951
196,054	Loan ID 200159	Fixed	3.750%	6/1/2042	162,284
135,880	Loan ID 200160	Fixed	3.250%	2/1/2043	70,771
498,969	Loan ID 200161	Fixed	3.875%	11/1/2041	406,218
239,851	Loan ID 200162	Fixed	3.875%	7/1/2042	194,566
127,298	Loan ID 200163	Fixed	4.000%	1/1/2042	103,666
108,840	Loan ID 200164	Fixed	4.000%	7/1/2042	101,570
209,949	Loan ID 200165	Fixed	4.375%	12/1/2041	171,600
132,343	Loan ID 200166	Fixed	4.000%	2/1/2032	113,037
140,616	Loan ID 200168	Fixed	3.750%	10/1/2042	113,748
26,325	Loan ID 200169	Fixed	6.923%	9/1/2034	18,776
451,527	Loan ID 200170	ARM	2.625%	10/1/2036	238,307
105,778	Loan ID 200171	Fixed	6.500%	4/1/2036	90,073
149,516	Loan ID 200172	Fixed	7.250%	2/1/2037	107,154
203,807	Loan ID 200173	Fixed	3.575%	10/1/2046	72,647
96,465	Loan ID 200174	Fixed	7.340%	4/1/2037	69,488
56,394	Loan ID 200175	Fixed	9.600%	5/1/2037	45,003
103,176	Loan ID 200176	Fixed	6.600%	3/1/2037	67,599
75,430	Loan ID 200177	Fixed	8.000%	1/11/2022	65,785
45,002	Loan ID 200178	Fixed	6.500%	5/10/2016	42,491
33,722	Loan ID 200179	Fixed	7.250%	7/27/2019	20,040
20,503	Loan ID 200180	Fixed	6.500%	7/8/2016	19,211
115,145	Loan ID 200181	Fixed	7.500%	3/1/2016	109,533
98,083	Loan ID 200182	Fixed	8.750%	10/10/2016	93,405
287,732	Loan ID 200183	Fixed	4.125%	12/1/2032	230,594
78,204	Loan ID 200184	Fixed	4.375%	12/1/2042	60,370
29,709	Loan ID 200185	Fixed	5.375%	6/1/2042	18,412
56,729	Loan ID 200186	Fixed	5.125%	8/1/2042	48,861
56,466	Loan ID 200187	Fixed	5.875%	12/1/2039	36,671
159,689	Loan ID 200188	Fixed	3.875%	2/1/2043	129,014
179,606	Loan ID 200189	Fixed	4.125%	8/1/2042	145,508
359,593	Loan ID 200190	Fixed	3.625%	11/1/2042	314,416
139,944	Loan ID 200191	Fixed	4.125%	11/1/2042	111,503

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 92.0%
$ 198,699	Loan ID 200192	Fixed	4.250%	11/1/2042	$ 174,184
101,809	Loan ID 200193	Fixed	3.875%	6/1/2042	89,324
174,288	Loan ID 200194	Fixed	4.750%	9/1/2041	147,122
287,396	Loan ID 200195	Fixed	3.875%	3/1/2042	233,586
106,450	Loan ID 200196	Fixed	4.500%	1/1/2043	89,471
41,427	Loan ID 200197	Fixed	4.750%	11/1/2042	35,184
43,165	Loan ID 200198	Fixed	5.250%	10/1/2042	35,480
307,075	Loan ID 200199	Fixed	4.000%	9/1/2042	286,279
261,837	Loan ID 200200	Fixed	3.875%	9/1/2042	206,485
63,951	Loan ID 200201	Fixed	5.125%	8/1/2041	55,602
62,732	Loan ID 200202	Fixed	4.375%	12/1/2042	57,565
296,149	Loan ID 200203	Fixed	4.250%	8/1/2042	240,926
154,368	Loan ID 200204	Fixed	3.875%	7/1/2042	122,184
79,369	Loan ID 200205	Fixed	5.000%	11/1/2041	68,786
25,776	Loan ID 200206	Fixed	3.990%	12/1/2042	20,872
626,201	Loan ID 200207	ARM	3.625%	3/1/2042	585,162
52,834	Loan ID 200208	Fixed	4.250%	1/1/2043	38,137
225,314	Loan ID 200209	Fixed	3.875%	8/1/2042	196,436
94,505	Loan ID 200210	Fixed	4.625%	5/1/2043	83,586
226,807	Loan ID 200211	Fixed	3.750%	5/1/2042	203,926
144,598	Loan ID 200212	Fixed	3.875%	2/1/2042	113,299
308,087	Loan ID 200213	Fixed	4.125%	1/1/2038	199,901
62,986	Loan ID 200214	Fixed	5.750%	7/1/2039	51,445
122,890	Loan ID 200216	Fixed	5.750%	9/1/2039	94,895
150,319	Loan ID 200217	Fixed	5.250%	7/1/2040	121,883
80,386	Loan ID 200218	Fixed	4.250%	12/1/2041	48,636
211,990	Loan ID 200219	Fixed	4.250%	4/1/2043	193,060
228,840	Loan ID 200220	Fixed	3.875%	5/1/2043	181,147
177,022	Loan ID 200221	Fixed	4.250%	4/1/2043	160,383
134,297	Loan ID 200222	Fixed	4.125%	5/1/2043	107,269
263,834	Loan ID 200223	Fixed	4.125%	5/1/2043	231,972
226,667	Loan ID 200224	Fixed	4.000%	7/1/2043	185,482
119,863	Loan ID 200225	Fixed	3.750%	3/1/2043	75,548
87,016	Loan ID 200226	Fixed	5.250%	7/1/2041	78,113
54,895	Loan ID 200228	Fixed	4.625%	8/1/2042	46,745
174,734	Loan ID 200229	Fixed	3.750%	7/1/2042	149,869
156,733	Loan ID 200230	Fixed	3.500%	2/1/2043	128,123
139,627	Loan ID 200231	Fixed	3.625%	12/1/2042	76,734
73,894	Loan ID 200232	Fixed	3.875%	8/1/2042	56,652
208,672	Loan ID 200233	Fixed	2.990%	11/1/2027	172,259
198,171	Loan ID 200234	Fixed	3.250%	1/1/2043	131,063
99,805	Loan ID 200235	Fixed	3.750%	12/1/2042	86,988
172,971	Loan ID 200236	Fixed	4.250%	10/1/2042	149,221
511,702	Loan ID 200237	ARM	2.875%	9/1/2033	436,957

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 92.0%
$ 345,166	Loan ID 200238	ARM	3.625%	7/1/2035	$ 316,740
109,712	Loan ID 200239	ARM	3.990%	5/1/2036	91,881
124,492	Loan ID 200240	Fixed	4.000%	6/1/2042	97,019
154,693	Loan ID 200242	Fixed	3.250%	10/1/2042	118,025
127,086	Loan ID 200243	Fixed	3.750%	4/1/2043	98,074
30,902	Loan ID 200244	Fixed	5.000%	5/1/2042	25,171
216,374	Loan ID 200245	Fixed	3.875%	3/1/2043	177,127
208,149	Loan ID 200285	Fixed	4.250%	10/1/2041	179,543
98,713	Loan ID 200286	Fixed	4.500%	7/1/2043	84,419
106,970	Loan ID 200287	Fixed	4.375%	7/1/2043	85,570
360,616	Loan ID 200288	Fixed	4.375%	11/1/2041	279,717
361,801	Loan ID 200289	Fixed	5.500%	9/1/2043	321,195
308,786	Loan ID 200290	Fixed	4.250%	4/1/2043	255,751
232,847	Loan ID 200291	Fixed	4.125%	11/1/2042	192,752
469,338	Loan ID 200292	Fixed	3.875%	6/1/2043	386,802
95,480	Loan ID 200293	Fixed	4.125%	3/1/2043	79,120
191,491	Loan ID 200294	Fixed	3.875%	2/1/2043	155,392
272,899	Loan ID 200295	Fixed	3.875%	6/1/2043	233,337
223,827	Loan ID 200296	Fixed	3.250%	2/1/2043	169,461
192,316	Loan ID 200297	Fixed	3.375%	10/1/2042	146,220
154,615	Loan ID 200298	Fixed	3.250%	6/1/2043	116,781
208,290	Loan ID 200299	Fixed	3.625%	10/1/2042	164,956
122,552	Loan ID 200300	Fixed	8.400%	10/20/2037	99,216
81,153	Loan ID 200301	Fixed	4.625%	7/1/2043	70,135
106,650	Loan ID 200302	Fixed	9.875%	10/1/2035	86,927
62,460	Loan ID 200303	Fixed	5.250%	10/1/2032	54,946
152,461	Loan ID 200304	Fixed	7.250%	10/1/2033	129,652
259,297	Loan ID 200305	Fixed	7.000%	3/1/2036	212,922
751,043	Loan ID 200306	Fixed	3.550%	5/1/2049	622,295
53,552	Loan ID 200307	Fixed	6.500%	7/1/2031	45,635
115,026	Loan ID 200308	ARM	6.750%	5/1/2035	100,239
223,250	Loan ID 200309	Fixed	2.000%	12/1/2048	177,683
174,633	Loan ID 200310	Fixed	8.000%	9/1/2039	125,907
149,341	Loan ID 200311	Fixed	8.000%	9/1/2039	110,769
137,286	Loan ID 200312	Fixed	9.000%	4/1/2039	113,758
50,500	Loan ID 200313	Fixed	8.500%	3/1/2028	40,526
65,435	Loan ID 200314	Fixed	8.000%	3/1/2040	47,590
337,224	Loan ID 200315	ARM	3.375%	6/1/2037	241,044
141,150	Loan ID 200316	Fixed	6.850%	7/1/2035	95,244
81,553	Loan ID 200317	Fixed	7.000%	9/1/2032	69,749
292,480	Loan ID 200318	Fixed	3.500%	10/1/2036	224,788
70,313	Loan ID 200319	ARM	3.125%	12/1/2034	54,934
310,083	Loan ID 200321	Fixed	2.375%	6/1/2049	240,782
142,864	Loan ID 200322	Fixed	7.375%	8/1/2033	126,556

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 92.0%
$ 212,325	Loan ID 200323	ARM	2.875%	1/1/2035	$ 174,504
359,287	Loan ID 200324	Fixed	5.500%	11/1/2037	306,304
250,930	Loan ID 200325	Fixed	6.000%	5/1/2042	200,241
81,442	Loan ID 200326	Fixed	8.375%	10/1/2036	69,343
160,428	Loan ID 200327	Fixed	6.790%	10/26/2036	119,273
999,951	Loan ID 200328	ARM	6.250%	7/1/2038	854,750
119,355	Loan ID 200329	Fixed	6.880%	3/1/2036	111,266
268,028	Loan ID 200330	Fixed	7.000%	8/1/2037	206,907
81,421	Loan ID 200331	ARM	6.500%	7/1/2033	69,342
109,341	Loan ID 200332	Fixed	5.775%	10/1/2037	96,224
218,631	Loan ID 200333	Fixed	5.875%	5/1/2021	176,219
94,215	Loan ID 200334	Fixed	7.000%	1/1/2033	83,512
286,475	Loan ID 200335	Fixed	2.000%	11/1/2052	228,683
59,366	Loan ID 200336	Fixed	7.000%	12/1/2042	45,879
48,898	Loan ID 200337	Fixed	7.000%	10/1/2034	45,424
57,734	Loan ID 200338	ARM	10.500%	8/1/2029	51,379
183,105	Loan ID 200339	Fixed	2.000%	10/1/2033	156,159
38,357	Loan ID 200340	Fixed	7.000%	3/1/2030	27,415
192,768	Loan ID 200341	Fixed	7.000%	8/1/2035	173,029
33,431	Loan ID 200342	Fixed	5.375%	10/1/2019	28,051
91,427	Loan ID 200343	ARM	7.750%	6/1/2034	75,893
111,620	Loan ID 200344	ARM	6.850%	7/1/2034	74,501
74,949	Loan ID 200345	Fixed	9.625%	1/1/2033	63,313
474,870	Loan ID 200346	Fixed	7.000%	8/1/2037	333,493
551,272	Loan ID 200347	Fixed	3.375%	7/1/2050	304,392
67,425	Loan ID 200348	Fixed	6.500%	7/1/2038	46,293
145,449	Loan ID 200349	Fixed	7.000%	1/1/2037	119,318
65,666	Loan ID 200350	Fixed	7.500%	3/1/2029	49,126
136,886	Loan ID 200351	ARM	3.625%	6/1/2036	76,756
76,109	Loan ID 200352	Fixed	7.000%	9/1/2029	67,685
93,840	Loan ID 200353	Fixed	6.500%	10/1/2032	82,846
93,186	Loan ID 200354	ARM	6.875%	11/1/2033	75,378
46,269	Loan ID 200355	ARM	7.875%	7/1/2032	34,093
89,855	Loan ID 200356	ARM	9.100%	2/1/2036	70,354
117,006	Loan ID 200357	Fixed	8.500%	4/1/2027	97,089
166,112	Loan ID 200358	Fixed	2.000%	4/1/2025	152,306
257,469	Loan ID 200359	ARM	2.625%	2/1/2036	207,422
34,850	Loan ID 200360	ARM	2.875%	1/1/2025	30,841
76,911	Loan ID 200361	Fixed	7.500%	1/1/2034	71,529
112,132	Loan ID 200362	Fixed	2.750%	11/1/2034	55,301
151,202	Loan ID 200363	Fixed	6.000%	3/1/2049	117,441
95,291	Loan ID 200364	Fixed	10.000%	11/1/2037	79,184
221,191	Loan ID 200365	ARM	7.875%	8/1/2037	157,658
73,410	Loan ID 200366	Fixed	6.250%	1/1/2033	65,193

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 92.0%
$ 123,087	Loan ID 200367	Fixed	6.500%	9/1/2032	$ 112,084
242,749	Loan ID 200368	Fixed	4.500%	4/1/2036	218,578
455,914	Loan ID 200369	Fixed	7.000%	6/1/2039	408,930
199,684	Loan ID 200370	ARM	5.500%	6/1/2035	185,784
67,494	Loan ID 200371	Fixed	7.375%	8/1/2033	62,851
206,278	Loan ID 200372	ARM	2.750%	5/1/2036	110,725
62,488	Loan ID 200373	Fixed	7.000%	12/1/2036	41,070
81,119	Loan ID 200374	ARM	7.000%	5/1/2034	66,885
105,631	Loan ID 200375	Fixed	7.000%	11/1/2036	69,544
445,393	Loan ID 200376	Fixed	2.900%	6/1/2053	391,716
87,387	Loan ID 200377	ARM	5.500%	10/1/2036	77,097
242,287	Loan ID 200378	Fixed	5.500%	3/1/2038	205,679
113,115	Loan ID 200379	Fixed	3.500%	3/1/2039	97,173
192,205	Loan ID 200380	Fixed	4.220%	4/1/2049	169,109
291,270	Loan ID 200381	Fixed	4.780%	6/1/2037	270,636
115,601	Loan ID 200382	Fixed	4.850%	7/1/2037	96,197
405,593	Loan ID 200383	Fixed	5.030%	12/1/2046	384,813
306,711	Loan ID 200384	Fixed	5.000%	11/1/2047	224,928
151,596	Loan ID 200385	Fixed	8.250%	1/1/2040	154,342
233,525	Loan ID 200386	Fixed	4.000%	3/1/2041	202,288
80,606	Loan ID 200387	Fixed	4.000%	6/1/2039	68,594
201,547	Loan ID 200388	Fixed	3.000%	3/1/2051	157,351
125,803	Loan ID 200389	Fixed	4.820%	8/1/2047	109,110
210,053	Loan ID 200390	Fixed	3.000%	4/16/2047	164,565
191,539	Loan ID 200391	Fixed	4.000%	1/13/2035	166,872
70,301	Loan ID 200392	Fixed	10.000%	6/5/2034	67,309
111,508	Loan ID 200393	Fixed	5.070%	8/1/2037	96,720
135,991	Loan ID 200394	Fixed	7.150%	8/1/2037	126,508
83,964	Loan ID 200395	Fixed	3.000%	4/1/2047	72,058
76,282	Loan ID 200396	Fixed	10.000%	2/1/2036	73,088
132,425	Loan ID 200397	ARM	10.375%	9/1/2037	112,440
146,332	Loan ID 200398	Fixed	4.800%	2/1/2037	121,181
84,856	Loan ID 200399	Fixed	4.980%	6/1/2037	60,519
371,837	Loan ID 200400	Fixed	8.450%	12/1/2036	353,202
535,309	Loan ID 200401	Fixed	4.476%	8/1/2047	401,646
63,684	Loan ID 200402	Fixed	6.650%	5/14/2034	61,757
57,665	Loan ID 200403	Fixed	8.300%	10/15/2032	51,033
60,758	Loan ID 200404	Fixed	8.100%	5/1/2037	56,436
106,722	Loan ID 200405	Fixed	4.870%	12/1/2035	96,995
120,176	Loan ID 200406	Fixed	4.750%	10/1/2051	114,298
244,131	Loan ID 200407	Fixed	6.500%	4/1/2042	230,290
215,545	Loan ID 200408	Fixed	6.000%	4/1/2039	163,071
354,665	Loan ID 200409	Fixed	6.000%	2/1/2049	279,389
70,527	Loan ID 200410	ARM	9.500%	6/1/2037	60,007

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 92.0%
$ 110,976	Loan ID 200411	Fixed	8.275%	6/1/2037	$ 106,930
298,606	Loan ID 200412	Fixed	5.750%	8/1/2040	235,567
259,121	Loan ID 200413	Fixed	5.150%	11/1/2047	252,898
204,607	Loan ID 200414	Fixed	5.000%	4/1/2049	153,027
87,076	Loan ID 200415	Fixed	5.000%	4/1/2050	82,613
188,049	Loan ID 200416	Fixed	4.670%	8/1/2053	159,009
75,783	Loan ID 200417	Fixed	7.000%	5/1/2035	73,329
61,643	Loan ID 200418	Fixed	4.000%	6/1/2035	51,750
181,690	Loan ID 200419	Fixed	4.000%	12/19/2035	172,694
179,904	Loan ID 200420	Fixed	4.225%	4/10/2038	158,662
80,563	Loan ID 200421	Fixed	7.710%	8/1/2037	71,179
140,463	Loan ID 200422	Fixed	3.830%	8/1/2053	117,031
137,015	Loan ID 200423	Fixed	4.500%	6/1/2043	112,433
131,095	Loan ID 200424	Fixed	4.000%	9/1/2028	112,231
268,222	Loan ID 200427	Fixed	3.625%	3/1/2043	228,865
217,099	Loan ID 200428	ARM	4.125%	4/1/2041	181,717
189,049	Loan ID 200429	Fixed	3.875%	12/1/2042	131,542
240,662	Loan ID 200430	Fixed	3.625%	7/1/2043	206,873
201,941	Loan ID 200431	Fixed	4.625%	7/1/2043	175,363
322,333	Loan ID 200432	Fixed	4.875%	5/1/2043	285,279
136,353	Loan ID 200433	Fixed	4.250%	8/1/2043	119,671
168,007	Loan ID 200434	Fixed	5.250%	10/1/2043	150,362
205,315	Loan ID 200435	Fixed	4.625%	11/1/2052	160,200
227,944	Loan ID 200436	Fixed	3.750%	4/1/2043	205,341
345,008	Loan ID 200437	Fixed	5.625%	10/1/2043	309,902
142,452	Loan ID 200438	Fixed	4.000%	12/1/2041	105,568
47,275	Loan ID 200439	Fixed	5.000%	8/1/2041	39,753
11,195	Loan ID 200440	Fixed	8.000%	6/1/2016	11,157
203,722	Loan ID 200441	Fixed	4.440%	1/15/2015	197,038
447,541	Loan ID 200442	Fixed	5.000%	12/1/2043	339,604
278,541	Loan ID 200443	Fixed	3.000%	8/1/2048	172,333
276,031	Loan ID 200444	Fixed	4.380%	11/1/2038	149,861
173,320	Loan ID 200445	Fixed	5.250%	2/1/2039	160,768
5,033	Loan ID 200446	Fixed	7.000%	5/1/2015	3,945
62,319	Loan ID 200447	Fixed	5.875%	11/4/2034	56,874
79,171	Loan ID 200448	Fixed	7.000%	5/1/2041	48,308
133,011	Loan ID 200449	Fixed	5.000%	7/1/2041	120,246
73,397	Loan ID 200450	Fixed	4.110%	12/1/2025	51,582
382,279	Loan ID 200451	Fixed	6.250%	7/1/2038	339,485
145,358	Loan ID 200452	Fixed	2.000%	11/1/2041	95,672
18,297	Loan ID 200453	Fixed	4.550%	3/1/2026	13,976
540,669	Loan ID 200455	Fixed	2.000%	7/1/2039	443,226
260,749	Loan ID 200456	Fixed	2.000%	11/1/2038	235,491
222,673	Loan ID 200457	Fixed	5.750%	12/10/2030	170,381
152,530	Loan ID 200458	Fixed	6.625%	12/1/2038	117,335

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 92.0%
$ 72,571	Loan ID 200459	Fixed	6.000%	11/5/2014	$ 66,991
197,369	Loan ID 200460	Fixed	7.000%	7/1/2041	196,542
284,291	Loan ID 200461	Fixed	4.750%	1/8/2015	159,284
391,628	Loan ID 200462	Fixed	6.000%	7/1/2037	197,193
158,404	Loan ID 200463	Fixed	6.000%	3/1/2037	95,232
411,571	Loan ID 200464	ARM	8.750%	8/1/2037	238,444
258,820	Loan ID 200465	Fixed	6.500%	7/1/2037	165,752
470,194	Loan ID 200466	Fixed	7.000%	7/1/2037	307,947
335,122	Loan ID 200467	Fixed	2.000%	7/1/2037	201,659
97,114	Loan ID 200468	Fixed	5.625%	7/1/2037	48,434
136,632	Loan ID 200469	Fixed	6.500%	7/1/2037	119,306
251,090	Loan ID 200470	Fixed	4.625%	7/1/2043	188,537
176,351	Loan ID 200471	Fixed	5.500%	4/1/2039	157,659
375,313	Loan ID 200472	Fixed	4.250%	9/1/2042	328,983
309,275	Loan ID 200473	Fixed	4.000%	12/1/2042	235,428
248,326	Loan ID 200474	Fixed	5.750%	11/1/2050	215,682
174,346	Loan ID 200475	Fixed	5.450%	7/1/2049	147,582
196,749	Loan ID 200476	Fixed	6.000%	9/1/2050	166,579
257,263	Loan ID 200477	Fixed	4.125%	12/1/2028	226,929
191,468	Loan ID 200478	Fixed	3.625%	9/1/2042	147,548
153,550	Loan ID 200479	Fixed	3.500%	8/1/2026	133,890
254,909	Loan ID 200480	ARM	3.750%	7/1/2041	200,895
182,870	Loan ID 200481	ARM	3.500%	8/1/2041	149,234
130,434	Loan ID 200482	Fixed	4.375%	11/1/2028	112,541
122,529	Loan ID 200483	Fixed	4.375%	11/1/2028	105,721
415,849	Loan ID 200484	Fixed	4.250%	12/1/2043	342,002
79,359	Loan ID 200485	Fixed	4.125%	2/1/2043	65,326
266,531	Loan ID 200486	Fixed	3.500%	1/1/2043	214,707
476,755	Loan ID 200487	Fixed	6.000%	3/1/2037	298,406
168,390	Loan ID 200488	Fixed	4.250%	1/1/2044	138,382
121,753	Loan ID 200489	Fixed	4.000%	3/1/2043	99,860
95,907	Loan ID 200490	Fixed	4.000%	11/1/2028	82,011
216,801	Loan ID 200491	Fixed	5.500%	10/1/2039	190,991
128,544	Loan ID 200492	Fixed	4.000%	1/1/2043	106,177
80,976	Loan ID 200493	Fixed	4.500%	12/1/2025	71,225
291,100	Loan ID 200494	Fixed	4.625%	10/1/2043	250,094
372,968	Loan ID 200495	Fixed	4.875%	12/1/2041	322,159
213,253	Loan ID 200496	Fixed	3.875%	2/1/2043	182,336
345,026	Loan ID 200497	Fixed	3.250%	4/1/2043	276,712
275,826	Loan ID 200498	Fixed	4.000%	2/1/2043	233,950
286,727	Loan ID 200499	Fixed	4.250%	1/1/2043	240,643
234,340	Loan ID 200500	Fixed	5.875%	2/1/2037	183,063
158,785	Loan ID 200501	Fixed	7.250%	12/1/2037	137,645

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 92.0%
$ 147,024	Loan ID 200502	Fixed	5.000%	6/1/2049	$ 118,673
274,811	Loan ID 200503	Fixed	7.500%	8/1/2037	233,523
408,826	Loan ID 200504	Fixed	3.375%	3/1/2043	328,505
149,238	Loan ID 200505	Fixed	3.500%	4/1/2043	108,897
208,475	Loan ID 200506	Fixed	4.875%	8/1/2039	169,937
78,460	Loan ID 200507	Fixed	4.500%	9/1/2042	62,442
269,226	Loan ID 200508	Fixed	2.000%	10/1/2040	193,212
215,274	Loan ID 200509	Fixed	2.000%	12/1/2052	154,596
274,358	Loan ID 200510	Fixed	4.000%	1/1/2043	226,618
259,037	Loan ID 200511	Fixed	4.875%	1/1/2044	222,055
137,920	Loan ID 200512	Fixed	2.875%	2/1/2035	114,208
181,579	Loan ID 200513	Fixed	3.000%	10/1/2038	141,886
351,171	Loan ID 200514	Fixed	3.000%	4/1/2047	261,637
104,980	Loan ID 200515	Fixed	3.000%	2/1/2039	87,006
394,731	Loan ID 200516	Fixed	3.500%	1/1/2037	319,383
108,899	Loan ID 200517	Fixed	3.000%	5/1/2039	86,178
212,449	Loan ID 200518	Fixed	3.000%	12/1/2050	173,624
330,156	Loan ID 200519	Fixed	3.000%	11/1/2049	264,229
70,252	Loan ID 200520	Fixed	3.260%	7/1/2053	53,685
234,647	Loan ID 200521	ARM	3.125%	8/1/2037	190,951
390,900	Loan ID 200522	ARM	3.125%	9/1/2037	308,879
447,117	Loan ID 200523	ARM	3.125%	9/1/2037	320,939
131,341	Loan ID 200524	Fixed	3.500%	6/1/2043	107,677
303,353	Loan ID 200525	Fixed	3.250%	12/1/2042	249,682
166,765	Loan ID 200526	Fixed	3.625%	3/1/2043	137,057
116,969	Loan ID 200527	Fixed	4.500%	12/1/2043	99,407
143,611	Loan ID 200528	Fixed	4.375%	2/1/2044	121,046
415,913	Loan ID 200529	Fixed	4.625%	2/1/2044	356,868
34,030	Loan ID 200530	Fixed	5.375%	2/1/2044	26,021
173,299	Loan ID 200531	Fixed	4.625%	11/1/2043	153,899
120,027	Loan ID 200532	Fixed	3.250%	7/1/2043	98,123
141,810	Loan ID 200533	Fixed	4.250%	1/1/2044	110,399
149,213	Loan ID 200534	Fixed	5.500%	2/1/2044	131,200
258,236	Loan ID 200535	Fixed	4.375%	11/1/2043	227,371
	TOTAL MORTGAGE NOTES (Cost - $66,532,723)				67,347,190

	TOTAL INVESTMENTS (Cost - $66,532,723)(a) - 92.0%				$ 67,347,190
	CASH AND OTHER ASSETS LESS LIABILITIES - 8.0%				5,869,388
	NET ASSETS - 100.0%				$ 73,216,578

ARM - Adjustable Rate Mortgage
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is the same as there are no book to tax differences.
				Unrealized appreciation:	$ 2,778,551
				Unrealized depreciation:	(1,964,084)
			Net unrealized appreciation:		$ 814,467

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
Statement of Assets and Liabilities (Unaudited)
March 31, 2014

Assets:
Investments at Value (identified cost $66,532,723)	$ 67,347,190
Cash	4,530,366
Interest Receivable	306,602
Principal Paydown Receivable	809,004
Receivable for Fund Shares Sold	230,221
Prepaid Expenses and Other Assets	78,806
Total Assets	73,302,189

Liabilities:
Accrued Advisory Fees	59,664
Accrued Shareholder Servicing Fees	2,446
Accrued Administration Fees	3,010
Accrued Fund Accounting Fees	2,945
Accrued Security Servicing Fees	17,546
Total Liabilities	85,611

Net Assets	$ 73,216,578

Composition of Net Assets:
At March 31, 2014, Net Assets consisted of:
Paid-in-Beneficial Interest	$ 72,121,380
Undistributed Net Investment Loss	(128,600)
Accumulated Net Realized Gain From Investment Transactions	409,331
Net Unrealized Appreciation on Investments	814,467
Net Assets	$ 73,216,578

Net Asset Value Per Share
Net Assets	$ 73,216,578
Shares of Beneficial Interest Outstanding (no par value; unlimited shares authorized)	6,673,591
Net Asset Value and Repurchase Price per Share	$ 10.97
Offering Price per Share (Maximum sales charge of 4.50%)	$ 11.49

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
Statement of Operations (Unaudited)
For the Six Months Ended March 31, 2014

Investment Income:
Interest Income	$ 1,912,604
Other Income	10,815
Total Investment Income	1,923,419

Expenses:
Investment Advisory Fees	361,207
Security Servicing Fees	72,241
Administration Fees	33,886
Transfer Agent Fees	24,964
Legal Fees	21,764
Trustees' Fees	20,943
Registration and Filing Fees	19,945
Fund Accounting Fees	16,748
Insurance Expense	14,979
Chief Compliance Officer Fees	12,964
Custody Fees	11,979
Audit Fees	10,198
Other Loan Servicing Fees	9,765
Line of Credit Fees	9,275
Printing Expense	8,944
Non 12b-1 Shareholder Expense	6,150
Miscellaneous Expense	997
Total Expenses	656,949
Less: Expenses Waived/Reimbursed by Adviser	(82,605)
Less: Expenses Reimbursed for Prior Year Shareholder Servicing Fee	(28,610)
Net Expenses	545,734
Net Investment Income	1,377,685

Net Realized and Unrealized Gain on Investments:
Net Realized Gain on Investments	409,759
Net Change in Unrealized Appreciation on Investments	599,554
Net Realized and Unrealized Gain on Investments	1,009,313

Net Increase in Net Assets Resulting From Operations	$ 2,386,998

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
Statements of Changes in Net Assets

	For the Six Months	For the Year
	Ended	Ended
	March 31, 2014	September 30, 2013
Operations:	(Unaudited)
Net Investment Income	$ 1,377,685	$ 1,028,241
Net Realized Gain on Investments	409,759	353,673
Net Change in Unrealized Appreciation on Investments	599,554	58,630
Net Increase in Net Assets
Resulting From Operations	2,386,998	1,440,544

Distributions to Shareholders From:
Net Investment Income ($0.29 and $0.42 per share, respectively)	(1,617,680)	(918,097)
Net Realized Gains ($0.05 and $0.07 per share, respectively)	(254,224)	(99,877)
Total Distributions to Shareholders	(1,871,904)	(1,017,974)

Beneficial Interest Transactions:
Proceeds from Shares Issued	34,012,818	29,527,693
Distributions Reinvested	1,095,069	613,040
Cost of Shares Redeemed	(2,393,111)	(2,332,866)
Total Beneficial Interest Transactions	32,714,776	27,807,867

Total Increase in Net Assets	33,229,870	28,230,437

Net Assets:
Beginning of Year or Period	39,986,708	11,756,271
End of Year or Period (including undistributed net investment
income (loss) of $(128,600) and $111,395, respectively)	$ 73,216,578	$ 39,986,708

Share Activity
Shares Issued	3,115,609	2,718,852
Shares Reinvested	100,785	56,432
Shares Redeemed	(219,900)	(209,750)
Net Increase in Shares of Beneficial Interest Outstanding	2,996,494	2,565,534

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
Statement of Cash Flows (Unaudited)
For the Six Months Ended March 31, 2014

Increase (Decrease) in Cash
Cash Flows Provided by/(Used for) Operating Activities:
Net Increase in Net Assets Resulting from Operations	$ 2,386,998

Adjustments to Reconcile Net Increase in Net Assets Resulting from Operations to Net Cash Used for Operating Activities:

Purchases of Long-Term Portfolio Investments	(36,676,364)
Proceeds from Long-Term Portfolio Investments and Principal Paydowns	4,030,470
Increase in Interest Receivable	(28,370)
Increase in Principal Paydown Receivable	(741,171)
Increase in Receivable for Fund Shares Sold	(107,880)
Increase in Prepaid Expenses and Other Assets	(25,611)
Increase in Accrued Advisory Fees	53,819
Decrease in Accrued Shareholder Servicing Fees	(28,610)
Decrease in Accrued Administration Fees	(690)
Decrease in Accrued Fund Accounting Fees	544
Decrease in Accrued Transfer Agency Fees	(8,611)
Increase in Accrued Security Servicing Fees	7,584
Decrease in Accrued Expenses and Other Liabilities	(44,997)
Net Amortization on Investments	(445,536)
Net Realized Gain on Investments	(409,759)
Change in Unrealized Appreciation on Investments	(599,554)
Net Cash Used for Operating Activities	(32,637,738)

Cash Flows Provided by (Used for) Financing Activities:
Proceeds from Sale of Shares	34,012,818
Redemption of Shares	(2,393,111)
Dividends Paid to Shareholders, Net of Reinvestments	(776,835)
Net Cash Provided by Financing Activities	30,842,872

Net Decrease in Cash	(1,794,866)
Cash at Beginning of Period	6,325,232
Cash at End of Period	$ 4,530,366

Supplemental Disclosure of Cash Flow Information:
Non-Cash Financing Activities Included Reinvestment of Distributions During the Fiscal Period of $1,095,069.

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
Financial Highlights

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	Six Months		Year	Period
	Ended		Ended	Ended
	March 31, 2014		September 30, 2013	September 30, 2012**
	(Unaudited)
Net Asset Value, Beginning of Period	$ 10.87		$ 10.58	$ 10.00

From Operations:
Net investment income (a)	0.26		0.50	0.33
Net gain from investments
(both realized and unrealized)	0.18		0.28	0.44
Total from operations	0.44		0.78	0.77

Distributions to shareholders from:
Net investment income	(0.29)		(0.42)	(0.19)
Net realized gains	(0.05)		(0.07)	-
Total distributions	(0.34)		(0.49)	(0.19)

Net Asset Value, End of Period	$ 10.97		$ 10.87	$ 10.58

Total Return (b)	4.13%	(d)	7.42%	7.70%	(d)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 73,217		$ 39,987	$ 11,756
Ratio of gross expenses to average net assets	2.27%	(c)	3.20%	9.42%	(c)
Ratio of net expenses to average net assets	1.85%	(c)	1.85%	1.85%	(c)
Ratio of net investment income to average net assets	4.75%	(c)	4.61%	4.21%	(c)
Portfolio turnover rate	6.89%	(d)	11.68%	1.50%	(d)

__________
**The Fund commenced operations on December 30, 2011.
(a) Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and excludes the effect of sales charges.  Had the Adviser not waived and reimbursed expenses, total returns would have been lower.

(c) Annualized.
(d) Not annualized.

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund

Notes to Financial Statements (Unaudited)

March 31, 2014

1.

ORGANIZATION

Vertical Capital Income Fund (the “Fund”), was organized as a Delaware statutory trust on April 8, 2011 and is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a diversified, closed-end management investment company that operates as an interval fund with a continuous offering of Fund shares.  The investment objective of the Fund is to seek income. The Fund commenced operations on December 30, 2011.   The Fund currently offers shares at net asset value plus a maximum sales charge of 4.50%.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation

Mortgage Notes – The Fund utilizes a proprietary discounted cash flow model to value its Mortgage Notes. Vertical Capital Asset Management, LLC. (“the Adviser”) uses the model daily to calculate net present value of discounted cash flows based on a combination of servicing data (maturity dates, rates, loan type, etc.) that is fed into the pricing model along with various readily available inputs including yield curves, prepayment speeds, default rates and loss severity assumptions. The future expected cash flows and related treasury yields are also utilized to compare with each individual Mortgage Note yield in the model. That yield is determined as a spread to the interpolated treasury curve, based on market knowledge of the collateral type, prepayment history, average life, and credit quality. The combination of loan level criteria and daily market adjustments produces a daily price for each Mortgage Note relative to current public market conditions.

Prior to purchase, each Mortgage Note goes through a due diligence process that includes considerations such as underwriting borrower credit, employment history, property valuation, and delinquency history with an overall emphasis on repayment of the Mortgage Notes. The purchase price of the Mortgage Notes reflects the overall risk relative to the findings of this due diligence process.

The Fund will invest primarily in Mortgage Notes secured by residential real estate. The market or liquidation value of each type of residential real estate collateral may be adversely affected by numerous factors, including rising interest rates; changes in the national, state and local economic climate and real estate conditions; perceptions of prospective buyers of the safety, convenience and attractiveness of the properties; maintenance and insurance costs; changes in real estate taxes and other expenses; adverse changes in governmental rules and fiscal policies; adverse changes in zoning laws; and other factors beyond the control of the borrowers.

The Fund's investments in Mortgage Notes are subject to liquidity risk because there is a limited secondary market for Mortgage Notes. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

Securities for which current market quotations are not readily available, such as the Mortgage Notes the Fund invests in, or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. As described above, the Mortgage Notes, which are fair valued daily, are priced by the Adviser and through a proprietary discounted cash flow model, under the direction of the Board.

Vertical Capital Income Fund

Notes to Financial Statements (Unaudited) (Continued)

March 31, 2014

The Fund’s senior management contracted with LCAP Advisors to create an asset valuation model along with policies and maintenance procedures for the Fund.  The valuation procedures and the Model are reviewed and maintained on a daily basis within the management of the Fund.  Any calibrations and adjustments to the model, that may be necessary are done on an as needed basis to ensure accurate pricing.  Financial markets are monitored daily by the Adviser relative to interest rate environment along with third party data from the U.S. Department of the Treasury, Reuters and Moody’s which is uploaded into the pricing model along with a daily loan servicing tape.  In addition to the readily available data from the financial markets, the Adviser uses a number of pricing criteria that represent the Adviser’s 30 years of credit and collateral underwriting experience related to mortgage notes to accurately value the Notes.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Other significant observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for similar investments or identical investments in an active market, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Significant unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.  The following tables summarize the inputs used as of March 31, 2014 for the Fund’s assets measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Mortgage Notes	$ -	$ -	$ 67,347,190	$ 67,347,190
Total	$ -	$ -	$ 67,347,190	$ 67,347,190

There were no transfers between levels during the current period presented.  It is the Fund’s policy to record transfers into or out of levels at the end of the reporting period.

Vertical Capital Income Fund

Notes to Financial Statements (Unaudited) (Continued)

March 31, 2014

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

Vertical Capital Income Fund
	Mortgage Notes	Other Investments	Total
Beginning Balance	$ 33,146,827	$ 99,620	$ 33,246,447
Net realized gain (loss)	409,759	19,903	429,662
Change in unrealized appreciation (depreciation)	599,554	(19,388)	580,166
Cost of purchases	36,676,364	(101,000)	36,575,364
Proceeds from sales and principal paydowns	(4,030,470)	865	(4,029,605)
Amortization	545,156	-	545,156
Net Transfers in/out of level 3	-	-	-
Ending balance	$ 67,347,190	$ -	$ 67,347,190

The total change in unrealized appreciation (depreciation) included in the Statement of Operations attributable to Level 3 investments still held at March 31, 2014 is $244,017.

The following table provides quantitative information about the Fund's Level 3 values, as well as its inputs, as of March 31, 2014. The table is not all-inclusive, but provides information on the significant Level 3 inputs.

	Value	Valuation Technique	Unobservable Inputs	Range of Unobservable Inputs	Weighted Average of Unobservable Inputs
Mortgage Notes	$ 67,347,190	Comprehensive pricing model with emphasis on discounted cash flows	Constant prepayment rate	3% - 66%	9%
			Comparability adjustment	7% - 33%	5%
Closing Balance	$ 67,347,190

A change to the unobservable input may result in a significant change to the value of the investment as follows:
Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
Constant prepayment rate	Increase	Decrease
Comparability adjustment	Decrease	Increase

Cash and Cash Equivalents – Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with maturities of three months or less. The Fund maintains deposits with a high quality financial institution in an amount that is in excess of federally insured limits.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.  Interest income is recorded on the accrual basis.  Paydown gains and losses are recorded as interest income.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Vertical Capital Income Fund

Notes to Financial Statements (Unaudited) (Continued)

March 31, 2014

Credit Facility – The Fund has entered into a revolving line of credit agreement with Sunwest Bank for investment purposes subject to the limitations of the 1940 Act for borrowings. The maximum amount of borrowing allowed under the agreement is the lesser of $10,000,000 or 33 1/3% of the Fund’s gross assets. The Fund will be charged an annual fee of $25,000 for this agreement. Borrowings under this agreement bear interest at a rate equal to the Wall Street Journal Prime, with a floor rate of 3.25%, per annum, on the principal balance outstanding. As of March 31, 2014, there were no outstanding loans. During the six months ended March 31, 2014, the Fund did not utilize the line of credit.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders.  Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.   Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken by the Fund in its 2012 tax return or expected to be taken in the Fund’s 2013 tax return. The Fund identified its major tax jurisdictions as U.S. Federal, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid monthly and are recorded on the ex-dividend date.   The Fund will declare and pay net realized capital gains, if any, annually.  The character of income and gains to be distributed is determined in accordance with federal income tax regulations, which may differ from GAAP.  These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature.  To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require classification.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, management of the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3.

INVESTMENT IN RESTRICTED SECURITIES

Notes secured by a mortgage or deed of trust held by the Fund ("Restricted Securities"), while exempt from registration under the Securities Act of 1933, (the "1933 Act"), are subject to certain restrictions on resale and cannot be sold publicly. The Fund may invest in Restricted Securities that are consistent with the Fund's investment objectives and investment strategies. Investments in Restricted Securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. The Fund has no rights to compel the obligor or issuer of a Restricted Security to register such a Restricted Security under the 1933 Act.

Vertical Capital Income Fund

Notes to Financial Statements (Unaudited) (Continued)

March 31, 2014

4.

ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund. Vertical Capital Asset Management, LLC serves as the Fund’s Investment Adviser.  The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services.  A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Advisory Fees - Pursuant to an Advisory Agreement with the Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.25% of the average daily net assets of the Fund.  For the six months ended March 31, 2014, the Adviser earned advisory fees of $361,207.

The Adviser has contractually agreed to waive all or part of its management fees and/or make payments to limit Fund expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, expenses of investing in Underlying Funds, or extraordinary expenses such as litigation) at least until April 30, 2015, so that the total annual operating expenses of the Fund do not exceed 1.85% of the average daily net assets of the Fund and 2.50% through at least April 30, 2024.  Waivers and expense reimbursements may be recouped by the Adviser from the Fund, to the extent that overall expenses fall below the expense limitation, within three years of when the amounts were waived.  For the six months ended March 31, 2014, the Adviser waived advisory fees of $82,605.  Expenses subject to recapture by the Adviser amounted to $252,754 that will expire on September 30, 2015 and $298,390 and that will expire on September 30, 2016.

Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Gemcom, LLC (“Gemcom”) - Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.   For the provision of these services, Gemcom receives customary fees from the Fund.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”), an affiliate of GFS.  The Board of Trustees of the Fund has adopted, on behalf of the Fund, a Shareholder Servicing Plan to pay for certain shareholder services.  Under the Plan, the Fund will pay 0.01% per year of its average daily net assets for such shareholder service activities.  Prior to January 27, 2014, the Fund paid 0.25% per year of its average daily net assets for such shareholder service activities.  For the six months ended March 31, 2014, the Fund incurred shareholder servicing fees of $43,226.

Security Servicing Agent – The Fund pays Vertical Recovery Management, LLC (“VRM”) a fee equal to 0.25% of the Fund’s average daily net assets for the collections from and maintenance of its securities by providing services such as contacting delinquent borrowers and managing the foreclosure process or other recovery processes for the Fund in the event of a borrower's default.  VRM is an affiliate of the Adviser.  For the six months ended March 31, 2014, the Fund incurred security servicing fees of $72,241.

Vertical Capital Income Fund

Notes to Financial Statements (Unaudited) (Continued)

March 31, 2014

Trustees – The Fund pays each Trustee who is not affiliated with the Trust or Adviser a quarterly fee of $2,500, as well as reimbursement for any reasonable expenses incurred attending meetings.  The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

5.

INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from sales and paydowns of securities, other than U.S. Government securities and short-term investments, for the six months ended March 31, 2014 amounted to $36,676,364 and $3,620,711, respectively.

6.

REPURCHASE OFFERS

Pursuant to Rule 23c-3 under the Investment Company Act of 1940, as amended, the Fund offers shareholders on a quarterly basis the option of redeeming shares, at net asset value, of no less than 5% and no more than 25% of the shares outstanding.  There is no guarantee that shareholders will be able to sell all of the shares they desire in a quarterly repurchase offer, although each shareholder will have the right to require the Fund to purchase up to and including 5% of such shareholder's shares in each quarterly repurchase. Limited liquidity will be provided to shareholders only through the Fund's quarterly repurchases.

During the six months ended March 31, 2014, the Fund completed two quarterly repurchase offers. In those offers, the Fund offered to repurchase up to 5% of the number of its outstanding shares as of the Repurchase Pricing Dates. The results of those repurchase offers were as follows:

	Repurchase Offer #1	Repurchase Offer #2
Commencement Date	12/16/13	03/19/14
Repurchase Request Deadline	01/14/14	04/24/14
Repurchase Pricing Date	01/14/14	04/24/14
Net Asset Value as of Repurchase Pricing Date	$ 10.89	$ 11.04
Amount Repurchased	$ 1,759,939	$ 2,525,766
Percentage of Outstanding Share Repurchased	2.90%	3.31%

7.

DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the following periods was as follows:

	Fiscal Year Ended	Fiscal Period Ended
	September 30,2013	September 30,2012
Ordinary Income	$ 1,017,974	$ 139,402

As of September 30, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Capital Loss	Post October	Unrealized	Total
Ordinary	Long-Term	Carry	& Late Year	Appreciation/	Accumulated
Income	Gains	Forwards	Losses	(Depreciation)	Earnings/(Deficits)
$ 235,800	$ 129,391	$ -	$ -	$ 214,913	$ 580,104

Vertical Capital Income Fund

Notes to Financial Statements (Unaudited) (Continued)

March 31, 2014

8.

AFFILIATED BROKER COMMISIONS

During the six months ended March 31, 2014.  Vertical Recovery Management LLC, an affiliate of the Adviser, provided execution support and trade settlement services on behalf of the Fund.  Vertical Recovery Management, LLC received $363,410 in trade-related payments and fees (brokerage commissions).

9.

SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.   For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.   Management has determined that there were no subsequent events to report through the issuance of these financial statements

Vertical Capital Income Fund

Disclosure of Fund Expenses (Unaudited)

March 31, 2014

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and/or service fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.  Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses:  The first line of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (10/1/13)	Ending Account Value (3/31/14)	Expenses Paid During the Period* (10/1/13 to 3/31/14)
Actual	$1,000.00	$1,041.30	$ 9.42
Hypothetical (5% return before expenses)	$1,000.00	$1,015.71	$ 9.30

* Expenses Paid During the Period are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio of 1.85% multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

PORTFOLIO COMPOSITION** (Unaudited)

Mortgage Notes	100.0%
Cash and Other Assets Less Liabilities	-
100.0%

**Based on Portfolio Market Value as of March 31, 2014

Supplemental Information (Unaudited)

FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN RENEWAL OF THE INVESTMENT ADVISORY AGREEMENT*

In connection with a meeting of the Board of Trustees of the Trust held on November 14, 2013 (the “Meeting”), the Board, including the Independent Trustees, discussed the renewal of a Management Agreement (the “Agreement”) between the Trust and Vertical Capital Asset Management, LLC (the “Adviser”), on behalf of the Vertical Capital Income Fund (the “Fund”).   In considering the Agreement, the Board interviewed representatives of the Adviser and received materials specifically relating to the Agreement.

In its consideration of the Agreement, the Board, including the Independent Trustees, did not identify any single factor as all-important or controlling, and the following summary does not detail all the matters considered.  Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Agreement included the following:

Nature, Extent and Quality of Services.  The Board examined the nature, extent and quality of the services provided by the Adviser to the Fund.  The Trustee’s discussed the Adviser’s robust and rigorous investment process, the level of detail the Adviser puts into its analysis of each note representing loans in the Fund’s portfolio, and the Adviser’s efforts to maximize the Fund’s performance by sourcing small traunches of impaired and delinquent loans.  The Board also noted that the Adviser continues to expand its staff, and it was the consensus of the Trustees that the Adviser has built a strong team to handle the growth of the Fund.  The Board concluded that they were satisfied the Adviser will continue to deliver a high quality of services to the Fund and its shareholders.

Performance of the Adviser.   The Trustees then reviewed the performance of the Fund over various time periods and noted it outperformed the Barclay’s Capital U.S. MBS Index since the Fund’s inception.  The Board also noted the Fund’s outperformance for the calendar year-to-date compared to a group of closed-end mortgage related funds.  The Trustees noted the above average investment performance of the Fund and concluded that they were very satisfied with the Fund’s performance and look forward to continued success.

Fees and Expenses.  The Trustees reviewed information regarding comparative fees charged by advisers to a peer group of closed-end funds.  The Trustees noted that the Adviser’s fees were higher than the average for the exchange-traded closed-end funds and slightly higher than the selected group of closed-end interval funds.  The Trustees further noted that management was willing to discuss breakpoints as the Fund grows.  It was the consensus of the Board that, based on the Fund’s unique strategy, the specialized nature of the Fund and the Adviser’s experience and expertise, the management fee and expenses were reasonable.

Profitability.  The Board reviewed a profitability analysis provided by the Adviser, which disclosed that the Adviser had waived all of its advisory fees since the Fund’s inception.  The Board discussed the other revenue received by the Adviser and its affiliate for services delivered to the Fund, as well as other Fund related expenses incurred by the Adviser.  The Trustees concluded that the Adviser had not directly profited from its relationship with the Fund.

Economies of Scale. The Trustees concluded that, based on current asset levels and total expenses, the benefits to be derived from economies of scale were not relevant considerations at this time, but they would re-examine the issue in the future following any significant growth in Fund assets or a change in circumstances related to economics.  The Trustees agreed that, as the Fund grows, the Adviser may not achieve meaningful economies because the Fund invests in small individual notes and, therefore, the work load will increase proportionately with the Fund’s growth.

Conclusion. Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is reasonable.

* Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

Rev. May 2012

PRIVACY NOTICE
FACTS		WHAT DOES VERTICAL CAPITAL INCOME FUND DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

  The types of personal information we collect and share depend on the product or service you have with us. This information can include:

▪ Social Security number

▪ Purchase History

▪ Assets

▪ Account Balances

▪ Retirement Assets

▪ Account Transactions

▪ Transaction History

▪ Wire Transfer Instructions

▪ Checking Account Information

  When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Vertical Capital Income Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Vertical Capital Income Fund share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?		Call 1-866-277-VCIF

Who we are
Who is providing this notice?	Vertical Capital Income Fund
What we do
How does Vertical Capital Income Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Vertical Capital Income Fund collect my personal information?

We collect your personal information, for example, when you

▪ Open an account

▪ Provide account information

▪ Give us your contact information

▪ Make deposits or withdrawals from your account

▪ Make a wire transfer

▪ Tell us where to send the money

▪ Tells us who receives the money

▪ Show your government-issued ID

▪ Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

▪    Sharing for affiliates’ everyday business purposes – information about your creditworthiness

▪    Affiliates from using your information to market to you

▪    Sharing for nonaffiliates to market to you

       State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ▪ Vertical Capital Income Fund does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ▪ Vertical Capital Income Fund does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ▪ Vertical Capital Income Fund doesn’t jointly market.

How to Obtain Proxy Voting Information

Information regarding how the Fund votes proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-866-277-VCIF by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-866-277-VCIF.

Investment Adviser

Vertical Capital Asset Management, LLC

20 Pacifica, Suite 190

Irvine, CA 92618

Administrator

Gemini Fund Services, LLC

80 Arkay Drive

Hauppauge, NY 11788

Item 2. Code of Ethics.    Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.   Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.   Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.   See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable for semi-annual reports.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.   Not applicable.

Item 10.   Submission of Matters to a Vote of Security Holder.   None.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report (in the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certification(s) required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)   Not applicable.

(b)   Certification(s) required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Vertical Capital Income Fund

By (Signature and Title)

*

/s/Bayard Closser

Bayard Closser, President

Date

6/6/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*

/s/Bayard Closser

Bayard Closser, President

Date

6/6/14

By (Signature and Title)

*

/s/Gustavo A. Altuzarra

Gustavo A. Altuzarra Treasurer

Date

6/6/14

* Print the name and title of each signing officer under his or her signature.